VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Australia: 4.0%
150,573		Charter Hall Group	$1,110,395	0.7
132,455		Goodman Group	1,338,702	0.8
433,269	(1)	Rural Funds Group	634,690	0.4
1,205,637		Scentre Group	1,969,872	1.3
1,085,195		Vicinity Centres	1,209,977	0.8
			6,263,636	4.0

		Austria: 0.5%
28,399		CA Immobilien Anlagen AG	844,313	0.5

		Belgium: 1.8%
11,359		Aedifica SA	875,542	0.6
11,655		Cofinimmo	967,925	0.6
4,276		Montea NV	322,942	0.2
13,937		Shurgard Self Storage SA	566,602	0.4
			2,733,011	1.8

		Canada: 4.6%
26,017	(1)	Boardwalk Real Estate Investment Trust	871,283	0.6
87,564		Chartwell Retirement Residences	588,894	0.4
91,853		First Capital Real Estate Investment Trust	1,005,406	0.6
125,860		H&R Real Estate Investment Trust	947,583	0.6
135,326		RioCan Real Estate Investment Trust	1,824,136	1.2
57,410		Summit Industrial Income REIT	711,105	0.4
138,668		Tricon Residential, Inc.	1,199,478	0.8
			7,147,885	4.6

		France: 2.5%
18,050		ICADE	671,949	0.4
85,967		Klepierre SA	1,494,554	1.0
59,705		Mercialys SA	451,126	0.3
32,289	(1),(2)	Unibail-Rodamco-Westfield	1,336,111	0.8
			3,953,740	2.5

		Germany: 1.2%
31,546		LEG Immobilien SE	1,882,962	1.2

		Hong Kong: 5.6%
273,998		CK Asset Holdings Ltd.	1,644,916	1.1
944,940		Hang Lung Properties Ltd.	1,551,722	1.0
681,587		Link REIT	4,757,824	3.0
579,409		Sino Land Co.	762,113	0.5
			8,716,575	5.6

		Japan: 9.5%
492		Activia Properties, Inc.	1,442,963	0.9
700		AEON REIT Investment Corp.	756,108	0.5
525		GLP J-Reit	582,253	0.4
211		Hulic Reit, Inc.	241,520	0.1
3,753		Japan Hotel REIT Investment Corp.	1,875,694	1.2
3,168		Japan Metropolitan Fund Invest	2,378,578	1.5
249		Kenedix Retail REIT Corp.	459,882	0.3
1,936		LaSalle Logiport REIT	2,165,862	1.4
72,612		Mitsui Fudosan Co., Ltd.	1,383,257	0.9
1,467		Orix JREIT, Inc.	1,876,242	1.2
334,755		Tokyu Fudosan Holdings Corp.	1,738,282	1.1
			14,900,641	9.5

		Luxembourg: 0.3%
40,114		Grand City Properties SA	397,493	0.3

		Singapore: 2.3%
689,017		CapLand Ascendas REIT	1,285,254	0.8
928,390		Frasers Logistics & Commercial Trust	792,621	0.5
801,605		Keppel REIT Management Ltd.	550,277	0.4
1,919,500		Lendlease Global Commercial REIT	1,017,063	0.6
			3,645,215	2.3

		Spain: 0.8%
169,466		Merlin Properties Socimi SA	1,307,623	0.8

		Sweden: 0.4%
57,510	(2)	Pandox AB	608,878	0.4

		Switzerland: 0.4%
6,350		PSP Swiss Property AG	634,761	0.4

		United Kingdom: 3.3%
292,958		British Land Co. PLC	1,134,726	0.7
468,895		Grainger PLC	1,201,006	0.8
420,100		NewRiver REIT PLC	351,795	0.2
113,211		Safestore Holdings PLC	1,053,620	0.7
333,374		Target Healthcare REIT PLC	340,588	0.2
105,587		Unite Group PLC	1,002,465	0.7
			5,084,200	3.3

		United States: 61.2%
29,435		Alexandria Real Estate Equities, Inc.	4,126,493	2.6
38,222		Apartment Income REIT Corp.	1,476,134	0.9
14,842		AvalonBay Communities, Inc.	2,733,748	1.7
22,173		Camden Property Trust	2,648,565	1.7
92,498		CubeSmart	3,705,470	2.4
76,256		DiamondRock Hospitality Co.	572,683	0.4
33,510		Digital Realty Trust, Inc.	3,323,522	2.1
20,901		Equinix, Inc.	11,889,325	7.6
18,708		Essex Property Trust, Inc.	4,531,639	2.9
41,176		Extra Space Storage, Inc.	7,111,507	4.6

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
32,344	Gaming and Leisure Properties, Inc.	$1,430,899	0.9
102,051	Healthcare Realty Trust, Inc.	2,127,763	1.4
105,580	Host Hotels & Resorts, Inc.	1,676,610	1.1
66,757	Hudson Pacific Properties, Inc.	730,989	0.5
61,131	Independence Realty Trust, Inc.	1,022,722	0.7
210,447	Invitation Homes, Inc.	7,106,795	4.5
34,682	Life Storage, Inc.	3,841,378	2.5
30,331	National Retail Properties, Inc.	1,208,994	0.8
13,086	NexPoint Residential Trust, Inc.	604,704	0.4
100,947	Park Hotels & Resorts, Inc.	1,136,663	0.7
75,229	Pebblebrook Hotel Trust	1,091,573	0.7
76,437	Piedmont Office Realty Trust, Inc.	807,175	0.5
135,089	ProLogis, Inc.	13,725,042	8.8
91,086	Simon Property Group, Inc.	8,174,968	5.2
62,483	Spirit Realty Capital, Inc.	2,259,385	1.4
77,956	STAG Industrial, Inc.	2,216,289	1.4
22,731	STORE Capital Corp.	712,162	0.5
115,786	Sunstone Hotel Investors, Inc.	1,090,704	0.7
11,129	Ventas, Inc.	447,052	0.3
21,280	Welltower, Inc.	1,368,730	0.9
43,807	Xenia Hotels & Resorts, Inc.	604,098	0.4
		95,503,781	61.2

	Total Common Stock
	(Cost $162,372,584)	153,624,714	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Repurchase Agreements: 1.7%
1,000,000	(3) Bank of America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,000,251, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $1,020,000, due 07/01/50-09/01/52)	1,000,000	0.7
571,328	(3) Bank of Montreal, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $571,471, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $582,755, due 08/01/36-09/01/52)	571,328	0.4
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,000,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/15/25-08/20/52)	1,000,000	0.6

	Total Repurchase Agreements
	(Cost $2,571,328)	2,571,328	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
671,718	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
	(Cost $671,718)	671,718	0.4

	Total Short-Term Investments
	(Cost $3,243,046)	3,243,046	2.1

	Total Investments in Securities (Cost $165,615,630)	$156,867,760	100.5
	Liabilities in Excess of Other Assets	(748,944)	(0.5)
	Net Assets	$156,118,816	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2022.

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

REIT Diversification	Percentage of Net Assets
Specialized REITs	21.1%
Retail REITs	20.2
Industrial REITs	14.9
Residential REITs	14.1
Office REITs	5.1
Hotel & Resort REITs	5.2
Real Estate Operating Companies	4.8
Diversified REITs	4.1
Health Care REITs	4.0
Diversified Real Estate Activities	3.0
Real Estate Development	1.5
Health Care Facilities	0.4
Assets in Excess of Other Liabilities*	1.6
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$6,263,636	$–	$6,263,636
Austria	–	844,313	–	844,313
Belgium	–	2,733,011	–	2,733,011
Canada	7,147,885	–	–	7,147,885
France	–	3,953,740	–	3,953,740
Germany	–	1,882,962	–	1,882,962
Hong Kong	–	8,716,575	–	8,716,575
Japan	–	14,900,641	–	14,900,641
Luxembourg	–	397,493	–	397,493
Singapore	–	3,645,215	–	3,645,215
Spain	–	1,307,623	–	1,307,623
Sweden	–	608,878	–	608,878
Switzerland	–	634,761	–	634,761
United Kingdom	1,893,389	3,190,811	–	5,084,200
United States	95,503,781	–	–	95,503,781
Total Common Stock	104,545,055	49,079,659	–	153,624,714
Short-Term Investments	671,718	2,571,328	–	3,243,046
Total Investments, at fair value	$105,216,773	$51,650,987	$–	$156,867,760

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $173,307,888.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$11,844,772
Gross Unrealized Depreciation	(28,322,246)
Net Unrealized Depreciation	$(16,477,474)